Goodwill and Intangible Assets - Additional Information (Details) - Manuel Zevallos, MD [Member] - TOI Parent Inc. - USD ($)		12 Months Ended
	May 01, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill acquired during the period in cash	$ 500,000	$ 100,000
Goodwill acquired during the period in deferred cash consideration	$ 500,000	$ 50,000